Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11.  Commitments and Contingencies

As of December 31, 2016, the Company had commitments of $8 million for severance payments related to employee restructuring activities. In addition, as of December 31, 2016, the Company had commitments of approximately $15 million for the purchase of property, plant and equipment related to incomplete projects.  The Company also has contractual commitments of approximately $35 million for outsourced services, including professional, maintenance and other services.  The Company has natural gas commitments that are at fixed prices of $3 million.

Future minimum rental commitments under operating leases are as follows:

Year Ended December 31	Amount
2017	$40
2018	35
2019	31
2020	21
2021	17
2022 and thereafter	23
$167

The Company has operating lease commitments, including those for vacated facilities, totaling $167 million extending through various periods to 2028. Future rental commitments for leases have not been reduced by minimum non-cancelable sublease rentals aggregating approximately $12 million. The Company remains secondarily liable under these leases in the event that the sub-lessee defaults under the sublease terms. The Company does not believe that material payments will be required as a result of the secondary liability provisions of the primary lease agreements.

Rent expense for facilities in use and equipment was $39 million, $29 million and $27 million for the years ended December 31, 2016, 2015 and 2014 respectively. Rent expense for vacated facilities was recognized as restructuring, impairment and other charges.  Refer to Note 4, Restructuring, Impairment and Other Charges, for further details.

Litigation

The Company is subject to laws and regulations relating to the protection of the environment. The Company accrues for expenses associated with environmental remediation obligations when such amounts are probable and can be reasonably estimated. Such accruals are adjusted as new information develops or circumstances change and are generally not discounted. The Company has been designated as a potentially responsible party or has received claims in nine active federal and state Superfund and other multiparty remediation sites. In addition to these sites, the Company may also have the obligation to remediate four other previously and currently owned facilities. At the Superfund sites, the Comprehensive Environmental Response, Compensation and Liability Act provides that the Company’s liability could be joint and several, meaning that the Company could be required to pay an amount in excess of its proportionate share of the remediation costs.

The Company’s understanding of the financial strength of other potentially responsible parties at the multiparty sites and of other liable parties at the previously owned facilities has been considered, where appropriate, in the determination of the Company’s estimated liability. The Company established reserves, recorded in accrued liabilities and other noncurrent liabilities, that it believes are adequate to cover its share of the potential costs of remediation at each of the multiparty sites and the previously and currently owned facilities. It is not possible to quantify with certainty the potential impact of actions regarding environmental matters, particularly remediation and other compliance efforts that the Company may undertake in the future. However, in the opinion of management, compliance with the present environmental protection laws, before taking into account estimated recoveries from third parties, will not have a material effect on the Company’s combined results of operations, financial position or cash flows.

From time to time, the Company’s customers and others file voluntary petitions for reorganization under United States bankruptcy laws. In such cases, certain pre-petition payments received by the Company from these parties could be considered preference items and subject to return. In addition, the Company may be party to certain litigation arising in the ordinary course of business. Management believes that the final resolution of these preference items and litigation will not have a material effect on the Company’s consolidated and combined statements of income, balance sheets and cash flows.